Sales Revenue - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Segments	Mar. 31, 2019 JPY (¥) Segments
Receivables from contracts with customers: [abstract]
Number of reportable segments | Segments	4	4
Revenue recognized included in the contract liability at the beginning of the year	¥ 186,581	¥ 212,303
Amortization of assets recognised cost	¥ 35,324	¥ 35,057